Accrued Expenses	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Accrued Expenses

The components of accrued expenses at December 31, 2010 and 2009 are summarized as follows:

	2010	2009
Accrued settlement costs	$488,885	$--
Accrued Biocordcell investment	500,000	--
Other accrued expenses	349,230	120,176
	$1,338,115	$120,176